Loans Receivables (Details)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Oct. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Loans Receivables (Details) [Line Items]
Interest rates on loans issued				4.00%
Term loans	3 years		3 years
HONG KONG
Loans Receivables (Details) [Line Items]
Interest rates on loans issued		13.75%
Term loans			25 years
Minimum [Member]
Loans Receivables (Details) [Line Items]
Interest rates on loans issued	9.00%		9.00%			6.25%
Maximum [Member]
Loans Receivables (Details) [Line Items]
Interest rates on loans issued			10.00%		10.00%	10.00%